Transactions with Related Parties - Sifnos Shareholders Inc. (Details) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended			8 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 01, 2018 USD ($)	Jan. 19, 2017 USD ($)	Mar. 10, 2017 USD ($)	Apr. 05, 2016 USD ($)	Mar. 29, 2016 USD ($)	Mar. 24, 2016 USD ($) shares	Aug. 29, 2017 USD ($) shares	Sep. 13, 2016 USD ($) shares	Oct. 04, 2017 USD ($) shares	Sep. 21, 2016 USD ($)	Oct. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2015 USD ($) shares	Dec. 22, 2015 USD ($)	Apr. 06, 2017	Dec. 15, 2016 USD ($)	Nov. 30, 2016 USD ($)
Amount converted														$ 8,750
Deferred finance costs												$ 2,193	$ 2,378
Line of Credit Facility, Increase (Decrease), Net												404,480
Proceeds from Sale of Equity Method Investments												0	0	49,911
Repayments Of Debt												238,653	18,780	$ 119,758
Outstanding balance												$ 292,276	$ 147,716
Weighted Average Interest Rate												4.60%	3.37%	3.15%
Repurchase of shares												$ 85,378
Amalfi, Galveston and Samatan
Amount tranferred to the new owners											$ 58,619
Anderida VLGC | LPG Option Agreement
Number of vessels		1
Aisling VLGC | LPG Option Agreement
Number of vessels			1
Mont Fort VLGC | LPG Option Agreement
Number of vessels																	1
Mont Gele VLGC | LPG Option Agreement
Number of vessels																	1
Ocean Rig
Proceeds from Sale of Equity Method Investments				$ 49,911
Private Placement
Number of shares issued | shares							36,363,636
Backstop Agreement
Number of shares issued | shares									36,363,636
Series D Preferred Stock
Preferred Stock, Voting Rights												100.000 votes
New Revolving Facility | Anderida VLGC | LPG Option Agreement
Amount drawn down		$ 21,850
New Revolving Facility | Aisling VLGC | LPG Option Agreement
Amount drawn down			$ 21,850
Sifnos Shareholders Inc.
Repurchase of shares						$ 8,750
Sifnos Shareholders Inc. | Two Syndicated Loans
Outstanding balance																			$ 85,066
Sifnos Shareholders Inc. | Series B Preferred Stock
Number of shares exchanged and cancelled | shares						8
Sifnos Shareholders Inc. | Series B Preferred Stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares exchanged and cancelled | shares						8,333
Sifnos Shareholders Inc. | Revolving Credit Facility
Principal amount						$ 70,000					75,000	$ 60,000
Loan's tenor												3 years
Amount converted						8,750		$ 8,750			7,500				$ 10,000
First priority mortage												One Panamax dry-bulk carrier
Amount drawn down					$ 28,000					$ 7,825						$ 30,000
Line of credit facility amount outstanding											69,444
Line of Credit Facility, Increase (Decrease), Net						$ 10,000					$ 5,000
Repayments Of Debt				$ 45,000
Variable rate basis												LIBOR
Spread on variable rate												4.00%
Cash prepayment																		$ 33,510
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted | shares						29
Preferred Stock, Voting Rights												voting power of 5:1
Preferred Stock converted into Common Stock, Conversion Basis												On a 1:1 basis within 3 months
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of preferred shares converted | shares						29,166
Sifnos Shareholders Inc. | Revolving Credit Facility | Maximum
Loan To Value Ratio				40.00%
Sifnos Shareholders Inc. | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted | shares															8
Preferred Stock, Voting Rights												5 votes
Preferred Stock converted into Common Stock, Conversion Basis												On a one to one basis within three months
Sifnos Shareholders Inc. | Revolving Credit Facility | Series B Preferred Stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of preferred shares converted | shares															8,333
Sifnos Shareholders Inc. | Revolving Credit Facility | Series D Preferred Stock
Number of preferred shares converted | shares								29
Sifnos Shareholders Inc. | Revolving Credit Facility | Series D Preferred Stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of preferred shares converted | shares								29,166
Sifnos Shareholders Inc. | New Revolving Facility
Principal amount												$ 200,000
Loan's tenor												3 years
Line of credit facility amount outstanding												$ 121,000
Variable rate basis												LIBOR
Spread on variable rate												5.50%
Debt Instrument Fee												2.0%
Increase in collateral base												30.00%
Commitment fee												1.00%
Sifnos Shareholders Inc. | Revolving Credit Facilities
Line of credit facility amount outstanding													$ 73,841
Deferred finance costs													$ 2,210
Repayments Of Debt	$ 73,841
Weighted Average Interest Rate												6.05%	8.08%
Available undrawn amount													$ 0
Sierra Investments Inc. | Private Placement
Number of shares issued | shares							9,818,182
Sierra Investments Inc. | Backstop Agreement
Number of shares issued | shares									36,057,876
Sierra Investments Inc. | Revolving Facility
Loan's tenor												5 years
Line of credit facility amount outstanding												$ 200,000
Variable rate basis												LIBOR
Spread on variable rate												6.50%
Debt Instrument Fee												1.0%
Increase in collateral base												30.00%
Sierra Investments Inc. | Revolving Facility | Private Placement
Amount converted							$ 27,000
Sierra Investments Inc. | Revolving Facility | Backstop Agreement
Amount converted									$ 99,159
Sierra Investments Inc. | Loan Facility Agreement
Loan's tenor												5 years
Line of credit facility amount outstanding												$ 73,841
Variable rate basis												LIBOR
Spread on variable rate												4.50%
Debt instrument covenant description												Fair market values of mortgaged vessels should be at least 200% of the Loan Facility Agreement outstanding amount